Related Party Transactions	12 Months Ended
Apr. 30, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
14.
RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management consists of Dr. Jennifer Bath, President and CEO; Brad McConn, CFO; Dr. Stefan Lang, former Chief Business Officer; Dr. Ilse Roodink, Chief Scientific Officer; Lisa Helbling, former Chief Financial Officer, Dr. Yasmina Abdiche, former Chief Scientific Officer; and Directors of the Company. During the years ended April 30, 2023 and 2022, the compensation for key management is as follows:

(in thousands)	2023 $	2022 $
Salaries and other short-term benefits	2,632	2,531
Severance (included in salaries)	183	8
Share-based payments	986	1,388
Director compensation (included in salaries)	335	355
	4,136	4,282

At April 30, 2023, included in accounts payable and accrued liabilities is $0.9 million (April 30, 2022 - $0.4 million) due to related parties. The amounts payable are non-interest bearing and unsecured.

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties, unless otherwise noted.